Annual Total Returns - Fidelity SAI Total Bond Fund [BarChart] - 08.31 Fidelity SAI Total Bond Fund PRO-05 - Fidelity SAI Total Bond Fund	Oct. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Oct. 25, 2018
Fidelity SAI Total Bond Fund
Bar Chart Table:
Annual Return 2019	9.87%
Annual Return 2020	9.05%
Annual Return 2021	0.10%